Goodwill and Other Intangible Assets (Details) - Estimated Amortization Expense $ in Thousands	Sep. 30, 2026 USD ($)
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
2024	$ 5,690
2025	21,906
2026	17,732
2027	11,985
2028	11,354
2029 and thereafter	11,626
Net Book Value	$ 80,293